ACQUISITION OF MORNING STAR	12 Months Ended
Dec. 31, 2023
ACQUISITION OF MORNING STAR
ACQUISITION OF MORNING STAR

5.ACQUISITION OF MORNING STAR

On August 22, 2023, the Company closed acquisition 100% equity interest of Morning Star at the cost of issuance of 6,666,667 ordinary shares (after giving effect to share consolidation effected in September 2023). The fair value of the share consideration was $49,100 by reference to the closing price on August 22, 2023.

The Company has allocated the purchase price of Morning Star based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used income approach to estimate the fair value of intangible assets which was primarily comprised technologies. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Morining Star based on a valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on August 22, 2023 at the rate of USD 1.00 to RMB 7.2930. The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on August 22, 2023.

August 22,
2023
Net tangible assets	$420
Technologies (1)	13,972
Goodwill	38,201
Deferred tax liabilities	(3,493)
Total purchase consideration	$49,100
(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on August 22, 2023.
(2)	The technologies are primarily related to design and manufacture of electric vehicles. The useful lives of these technologies of 6.3 years.

The accounting literature establishes guidelines regarding the presentation of this unaudited pro forma information. Therefore, this unaudited pro forma information is not intended to represent, nor does the Company believe it is indicative of, the consolidated results of operations of the Company that would have been reported had the acquisition been completed as of January 1, 2023. Furthermore, this unaudited pro forma information does not give effect to the anticipated business and tax synergies of the acquisition and is not representative or indicative of the anticipated future consolidated results of operations of the Company.

5.ACQUISITION OF MORNING STAR (CONTINUED)

The unaudited pro forma consolidated financial information reflects the historical results of the Morning Star and its subsidiaries, adjusted to reflect the acquisition had it been completed as of January 1, 2023. The most significant pro forma adjustments to the historical results of operations relate to the application of purchase accounting for the acquisition. The unaudited pro forma financial information includes various assumptions, including those related to the finalization of the purchase price allocation.

Account Name	For the years ended December 31, 2023
	Kaxin	Morning Star	Pro Forma Adjustment		Pro Forma Financial Data

Revenues, net	$31,535	$—	$—		$31,535
Cost of revenues	31,193	—	—		31,193
Gross profit	342	—	—		342

Operating expenses
Selling and marketing expenses	3,313	—	—		3,313
General and administrative expenses	17,944	69	536	(a)	18,549
Total operating expenses	21,257	69	536		21,862
Loss from operations	(20,915)	(69)	(536)		(21,520)

Other Income (expenses)
Other income (expenses), net	(9)	—	—		(9)
Foreign currency exchange gain (loss)	(10)	—	—		(10)
Interest expense, net	(525)	—	—		(525)
Gain on disposal of subsidiaries	64	—	—		64
Change in fair value of warrants	(208)	—	—		(208)
Impairment of prepaid expenses and other current assets	(32,110)	—	—		(32,110)
Total other income (expenses), net	(32,798)	—	—		(32,798)

Loss Before Income Taxes	(53,713)	(69)	(536)		(54,318)

Income tax benefit (expenses)	228	—	134	(b)	362

Net Loss	$(53,485)	$(69)	$(402)		$(53,956)

The consolidated statement of operations of Morning Star was for the period from January 1, 2023 to August 21, 2023.

(a)	Reflects amortization of technologies of $536 arising from the acquisition.
(b)	Reflects amortization of deferred tax liabilities of $134 in relation to amortization of intangible assets arising from the acquisition.